Concentrations (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 532,355	$ 544,754
Allowance for doubtful accounts	(418,539)	(480,076)	(2,172,972)	(4,416,706)
Accounts receivable, net of allowance for doubtful accounts	$ 113,816	$ 64,678